FAIR VALUE MEASUREMENTS - Fair value on recurring basis (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Amortized Cost	$ 0
U.S. Treasury Securities [Member]
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Amortized Cost		$ 230,091,280
Gross Holding Gains		7,515
Fair Value		$ 230,098,795